SUBSEQUENT EVENTS (Details Narrative) - USD ($)	May 17, 2024	Apr. 26, 2024	Jan. 31, 2024	Jan. 18, 2024	Jan. 17, 2024	Jan. 12, 2024	Oct. 18, 2023	Jul. 18, 2023	Oct. 13, 2022	May 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Oct. 24, 2023	Dec. 20, 2021
Subsequent Event [Line Items]
Payment of deposits into trust account				$ 200,000			$ 660,000	$ 660,000	$ 66,667
Price per share									$ 0.03		$ 10.20	$ 10.20	$ 0.03	$ 12.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period					2,287,923
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment of deposits into trust account		$ 66,667
Debt principal amount										$ 66,667
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period					2,287,923
Temporary Equity, Redemption Price Per Share					$ 10.90
Temporary Equity, Aggregate Amount of Redemption Requirement					$ 24,900,000
Debt Instrument, Redemption, Description						According to the Company’s Third Amended and Restated Memorandum and Articles of Association, the redemption price should be calculated as of two business days prior to the Extraordinary General Meeting, which is January 12, 2024, and the redemption price should be $11.02 per share.
Promissory note principal amount reduce			$ 660,000
Extension fee paid			125,000
Promissory note principal amount issued			$ 125,000
Subsequent Event [Member] | January Eighteen Twenty Twenty Four To April Eighteen Twenty Twenty Four [Member]
Subsequent Event [Line Items]
Payment of deposits into trust account					$ 200,000
Price per share					$ 0.10
Subsequent Event [Member] | April Eighteen Twenty Twenty Four To November Eighteen Twenty Twenty Four [Member]
Subsequent Event [Line Items]
Payment of deposits into trust account					$ 66,667
Price per share					$ 0.03
Subsequent Event [Member] | Citius Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Payment of deposits into trust account	$ 66,667	66,667
Subsequent Event [Member] | Citius Pharmaceuticals Inc [Member] | January Eighteen Twenty Twenty Four To April Eighteen Twenty Twenty Four [Member]
Subsequent Event [Line Items]
Payment of deposits into trust account					$ 200,000
Subsequent Event [Member] | Citius Pharmaceuticals Inc [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Debt principal amount		$ 66,667			$ 200,000